PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Jun. 30, 2022
Provision for environmental rehabilitation [abstract]
PROVISION FOR ENVIRONMENTAL REHABILITATION
11

PROVISION FOR ENVIRONMENTAL

REHABILITATION
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental

rehabilitation costs are determined

with the assistance of

an independent expert and

are based
on the

Group’s environmental

management plans

which are developed

in accordance

with regulatory

requirements, the

life-of-
mine plan

(as discussed

in note 9)

which influences

the estimated

timing of

environmental rehabilitation cash

outflows and

the
planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average nominal discount rate ranging

between
10.2 % and 10.3% (2021: between 8.9 % and 9.0%), average inflation rate of
5.5% (2021: 5.2
%) and

the discount

periods as

per the

expected life-of-mine

were used

in the

calculation of

the estimated

net
present value of the rehabilitation liability.
ACCOUNTING POLICIES
The net present value of the

estimated rehabilitation cost as at reporting

date is provided for in

full. These estimates are reviewed
annually and are

discounted using a

pre-tax risk-free rate

that is adjusted to

reflect the current

market assessments of

the time
value of money and the risks specific to the obligation.
Annual changes

in the

provision consist

of financing

expenses relating

to the

change in

the present

value of

the provision

and
inflationary increases in the provision, as well as changes in estimates.
The present value

of dismantling and

removing the asset

created (decommissioning liabilities)

are capitalised to

property,

plant
and equipment against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the
asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying
value is not

recoverable, an impairment

test is performed

in accordance

with the accounting

policy dealing with

impairments of
property,

plant

and

equipment.

Over

time,

the

liability

is

increased

to

reflect

an

interest

element,

and

the

capitalised

cost

is
depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.
The present value

of environmental rehabilitation

costs relating to

the production of

inventories and sites

without related assets
(restoration liabilities) as well as changes

therein are expensed as incurred and

presented as operating costs within cost

of sales.
Cash costs incurred

to rehabilitate these

disturbances are presented

as operating activities

in the statement

of cash flows.

The
cost of ongoing rehabilitation is recognised in profit or loss as incurred.
Amounts in R million Note 2022 2021
Opening balance

570.8 568.9
Unwinding of provision 7 45.0 44.7
Change in estimate of environmental rehabilitation recognised in profit or loss 5.1 (2.2) (12.4)
Change in estimate of environmental rehabilitation recognised to decommissioning asset (a) 9 (67.2) 26.4
Environmental rehabilitation payments (b) (28.7) (56.8)
To

reduce decommissioning liabilities
(25.4) (51.0)
To

reduce restoration liabilities
14 (3.3) (5.8)
Closing balance 517.7 570.8
Environmental rehabilitation payments to reduce the liability (28.7) (56.8)
Ongoing rehabilitation expenditure

1
23 (31.6) (48.3)
Total

cash spent on environmental rehabilitation
(60.3) (105.1)
1

The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production.

These costs do
not represent a reduction of the above liability and

are expensed as operating costs
Change in estimate of environmental rehabilitation recognised to decommissioning asset
During the

current year,

updates were

made

to the

Ergo life

of mine,

resulting in

the inclusion

of the

Daggafontein TSF

as a
Mineral Reserve on

a planned basis

increasing the life

of mine. During

the current year,

updates were also

made to the FWGR
life of mine, changing the expected timing of environmental rehabilitation cash outflows.
(b)

Environmental rehabilitation payments
38ha of

the Brakpan/Withok

TSF,

3ha of

the Daggafontein

TSF and

17ha of

the Driefontein

4 TSF

were vegetated

during the
year.
GROSS COST TO REHABILITATE
The

Group

estimates

that,

based

on

the

life

of

mine

plan

and

current

environmental

and

regulatory

requirements,

the

total
undiscounted rehabilitation cost is approximately R 815.1

million (2021: R
742.2

million).